UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2008
                                                   --------------

Check here if Amendment [  ]; Amendment Number:  _________

This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hartz Capital, Inc.
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Address:  400 Plaza Drive
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          Secaucus, New Jersey  07094
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Form 13F File Number:  28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald J. Bangs
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Title:    Chief Operating Officer
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Phone:    201-272-6012
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Signature, Place, and Date of Signing:
/s/ Ronald J. Bangs      Secaucus, New Jersey       5/12/08
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      Signature              City, State             Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number              Name

     28-______________                 NONE
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
                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          N/A
                                            ---

Form 13F Information Table Entry Total:     N/A
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Form 13F Information Table Value Total:     N/A
                                            ---
                                           (thousands)

Confidential information has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE